INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of components of income before income taxes

The components of income before income taxes are as follows:

	For the years ended December 31,
	2021	2022	2023
	US$	US$	US$
The Cayman Islands	2,442,082	(2,399,651)	(700,677)
PRC	21,320,470	9,105,225	12,562,152
Other	(4,708,080)	(4,673,789)	34,132,262
Total income before income taxes	19,054,472	2,031,785	45,993,737

Schedule of current and deferred portions of income taxes allocated to continuing operations

The current and deferred portions of income tax expense allocated to continuing operations, all of which was incurred outside the Cayman Islands, were as follows:

	For the years ended December 31,
	2021	2022	2023
	US$	US$	US$
Current tax expense	(5,026,081)	(5,552,745)	(9,779,815)
Deferred tax benefit (expense)	662,310	1,264,080	(3,206,495)
Income tax expense	(4,363,771)	(4,288,665)	(12,986,310)

Schedule of significant components of the Group's deferred tax assets

The significant components of the Group’s deferred tax assets and liabilities were as follows:

	As of December 31,
	2022	2023
	US$	US$
Deferred tax assets
Net operating loss carryforwards	19,642,694	23,177,049
Share-based compensation	1,666,221	2,555,382
Lease liabilities	2,767,408	1,933,001
Withholding tax credit carryforwards	1,072,899	1,042,268
Advertising expense carryforwards	973,640	961,816
Accrued expenses	415,472	479,475
Financial instruments held, at fair value	184,822	425,174
Allowance for doubtful accounts	242,233	331,043
Long-term investments	144,986	140,847
Total deferred tax assets	27,110,375	31,046,055
Less: valuation allowance	11,307,489	18,262,801
Deferred tax assets, net of valuation allowance	15,802,886	12,783,254

Deferred tax liabilities
Intangible assets	1,788,555	1,788,555
Right-of-use assets	2,661,362	1,742,996
Financial instruments held, at fair value	290,445	1,658,536
Total deferred tax liabilities	4,740,362	5,190,087

Deferred tax assets, net	13,122,272	10,990,998
Deferred tax liabilities, net	2,059,748	3,397,831

Schedule of movement of the valuation allowance

The movement of the valuation allowance is as follows:

	For the years ended December 31,
	2021	2022	2023
	US$	US$	US$
Balance at the beginning of the year	4,000,159	5,224,095	11,307,489
Additions of valuation allowance	2,814,445	7,192,373	7,372,595
Reversals of valuation allowance	(1,628,176)	(858,222)	(187,483)
Foreign currency translation adjustment	37,667	(250,757)	(229,800)
Net change in the valuation allowance	1,223,936	6,083,394	6,955,312
Balance at the end of the year	5,224,095	11,307,489	18,262,801

Schedule of expiration status of net operating loss carryforwards

The expiration status of net operating loss carryforwards as of December 31, 2023 is listed below.

Expiration year	US$
2024	2,100,039
2025	1,084,992
2026	6,659,954
2027	7,356,743
2028 through 2033	76,089,768
Indefinitely	44,279,269

Schedule of Reconciliations between the income tax expense computed by applying the PRC's statutory income tax rate to income before income taxes and the actual income tax expense

Reconciliations between the income tax expense computed by applying the PRC's 25% statutory income tax rate, the standard enterprise income tax rate in the jurisdiction of tax domicile of a significant portion of our business, to income before income taxes and the reported income tax expense were as follows:

	For the years ended December 31,
	2021	2022	2023
	US$	US$	US$
Income before income taxes	19,054,472	2,031,785	45,993,737
PRC statutory income tax rate	25%	25%	25%
Income tax at statutory income tax rate	(4,763,618)	(507,946)	(11,498,434)
Effect of income tax rate difference in other jurisdictions	(596,978)	(1,118,844)	23,195
Effect of preferential tax rates	2,345,990	999,270	1,306,561
Remeasurement of deferred taxes for tax rate change	(610,551)	(1,269,155)	—
Super deduction of research and development expense	4,476,114	4,725,220	5,509,308
Nondeductible expenses	(4,138,443)	(4,142,647)	(1,998,354)
Non-taxable income	109,984	35,616	194,107
Changes in valuation allowance	(1,186,269)	(6,334,151)	(7,185,112)
Excess tax benefits from share-based compensation	—	1,146,536	662,419
Remeasurement of share-based compensation tax attributes (Note)	—	2,177,436	—
Income tax expense	(4,363,771)	(4,288,665)	(12,986,310)